Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
19.	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

The Group entered into various operating lease arrangements with various expiration dates relating to office facilities, corporate apartments and software for research and development. Future minimum lease payments for non-cancelable operating leases as of December 31, 2011 are as follows:

$
2012	3,056
2013	1,160
2014	166

4,382

As of December 31, 2011, the Group had no operating lease commitment beyond 2014.

Total rental expense amounted to approximately $1,647, $1,962 and $2,811 for the years ended December 31, 2009, 2010 and 2011, respectively.

(b)	Product purchase commitments

As of December 31, 2011, the Group had commitments to purchase products from suppliers that had not been recognized in the financial statements, of approximately $8,826 payable within one year.

(c)	Capital commitments

As of December 31, 2011, the Group had commitments to purchase fixed assets, that had not been recognized in the financial statements, of approximately $102 payable within one year.

(d)	Construction in progress

In May 2009, Vimicro Tianjin entered into a transfer agreement for land use rights with Tianjin Municipal Bureau of Land Resources and Housing Management, pursuant to which, in consideration of approximately RMB13.8 million ($2.1 million), Vimicro Tianjin acquired the land use right for approximately 34,418 square meters of land in Tianjin Economic Technology Development Area. The land will be the site of Vimicro Tianjin's office building and production facilities. Governmental authorities require us to obtain necessary governmental approvals for the proposed project.

Vimicro Tianjin has commenced the construction of a project for the research, development and production of digital high-definition security and surveillance products and solutions in 2009 and expects to complete the construction of the first building by the end of 2012. The estimated aggregate capital expenditure in connection with the project amounts to RMB270.7 million ($43.0 million), which the Company expect to finance through a credit facility obtained from the Tianjin Branch of China Construction Bank and our internal capital resources. Under the contracts, the Company will incur capital expenditures of $8,374, nil, $52, $432 and $432 in 2012, 2013, 2014, 2015 and beyond 2015, respectively. Direct costs related to the construction of $1,684 and $9,360 were capitalized as construction in progress for the years ended December 31, 2010 and 2011, respectively. Amounts of construction in progress will be transferred to property, plant and equipment upon the completion of the construction.

In June 2007, Vimicro Shenzhen entered into an agreement with Shenzhen Municipal Bureau of Land Resources and Housing Management, pursuant to which, in consideration of approximately RMB6.7 million ($1.0 million), Vimicro Shenzhen acquired the land use right for approximately 3,947 square meters of land in Shenzhen High-Tech Industrial Park. Vimicro Shenzhen originally planned to use the land to build an office building and accommodate a research and development center. According to the land use right transfer agreement, Vimicro Shenzhen was to complete construction of the site by June 22, 2009. As of June 2009, construction had not commenced. The relevant government agencies received Vimicro Shenzhen's construction extension application in June 2009 and have not granted the extension as of December 31, 2010 and 2011. Vimicro Shenzhen might be subject to the withdrawal of the land use rights with a refund of the land consideration after deduction of the monetary penalty amount should the local government agencies deny the application. The potential penalty, if any, cannot be reasonably estimated as of December 31, 2011.

In November 2007, Vimicro Shanghai entered into an agreement with Zhangjiang Semiconductor Industry Park Co., Ltd., pursuant to which, in consideration of approximately RMB42.2 million ($6.4 million), Vimicro Shanghai would acquire land use rights for approximately 21,123 square meters of land in Zhangjiang Hi-Tech Park, Shanghai. The Company originally planned to use this property as the site of a research and development center. The Company is required to obtain necessary governmental approvals for the proposed project.

(e)	Contingencies

In December 2007, Vimicro Jiangsu entered into an agreement with the Administrative Committee of Nanjing Xuzhuang Software Industry Base ("Xuzhuang Committee") and Nanjing Xuanwu District Management and Investment of State-Owned Assets Holdings (Group) Co., Ltd ("Xuanwu SAMC"). According to the land use right agreements entered by Vimicro Jiangsu, the construction of the proposed research and development center should commence prior to December 31, 2010. Vimicro Jiangsu has not received the land use right certificate and therefore cannot commence construction as of December 31, 2010 and 2011. Vimicro Jiangsu is in discussion with the relevant authorities on the extension of construction. However, the relevant government authorities might deny the request and impose penalties or fines for the construction delay. The potential penalty, if any, cannot be reasonably estimated as of December 31, 2011.

In December 2010, in an effort to divest certain land use rights, the Group entered into an agreement to dispose of our equity interest in Vimicro Shenzhen, Vimicro Shanghai and Vimicro Jiangsu to VMF Consulting Company for cash consideration, subject to government approvals. Upon government approvals, the Group expect to complete disposal of our equity interest in Vimicro Shenzhen, Vimicro Shanghai and Vimicro Jiangsu in 2012 or 2013, upon which the Group will no longer hold any equity interest in Vimicro Shenzhen, nor retain any potential liability.

In February 2010, Vimicro China entered into an agreement with Beijing Municipal Bureau of Land and Resources to acquire the land use right for approximately 5,047 square meters of land from the Beijing local government. Upon acquisition of the land, Vimicro China shall be responsible at its own cost for the land grounding work (including the relevant removal and relocation work) and infrastructure construction work (including the relevant construction of access to road, water, electricity, telecommunication, gas, etc.). The land will be the site of a new office building, which will become Vimicro China's new headquarters and accommodate a research and development center. The aggregate consideration for the acquisition of the land-use right is RMB39.1 million ($5.9 million). Pursuant to an agreement entered into in December 2006 between Vimicro China and Xinhua Agricultural Industrial & Commercial Co., or Xinhua Agricultural, the former holder of this land use right, Vimicro China shall transfer 35% of the total construction area of the same developed property to Xinhua Agricultural as compensation in kind for the expropriation of the land upon completion of the construction of the office building. Vimicro China submitted the application to land certificate and expected to obtain in 2013 before the construction officially starts. The proposed project is subject to governmental approval. Should the governmental authorities request us to modify the project, the land and construction site areas, as well as the total cost for the project, may change.

According to the agreement, the land should have been developed before August 31, 2010. In the event of delay, an application of extension should be submitted. The relevant government agency received Vimicro China's extension application and the extension remained subject to local government agency's approval as of December 31, 2011. Vimicro China might be subject to the monetary penalty should the local government agency deny the application. The potential penalty, if any, cannot be reasonably estimated as of December 31, 2011.

The construction plan of an office building of Vimicro China, indicates that the building will block the sunlight of a kindergarten. It is reasonably possible that Vimicro China will be subject to a claim for compensation by the kindergarten before the government approves the building construction. The potential compensation, if any, cannot be reasonably estimated as of December 31, 2011.